Investments - Schedule of investments (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	$ 1,204,573
Additions	462,325
Disposal	(2,217)
Redemptions	(1,181,499)
Change in fair value through profit or loss	152,880
Effects of foreign exchange	699
Ending balance	636,761	$ 1,204,573
Current	636,761	1,202,349
Non current	0
Non current	636,761
A2ZCryptoCap Inc. [Member] | Ordinary Stock Shares [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	2,224
Additions	0
Disposal	0
Redemptions	0
Change in fair value through profit or loss	5,246
Effects of foreign exchange	0
Ending balance	7,470	2,224
Royal Bank of Canada [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	20,850
Additions
Disposal
Redemptions			$ (1,700,000)
Change in fair value through profit or loss
Effects of foreign exchange	699
Ending balance	21,549	20,850
Meridian [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	1,181,499
Disposal	0
Redemptions	(1,181,499)
Change in fair value through profit or loss	0
Ending balance		$ 1,181,499
Gamestop [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Additions	48,516
Change in fair value through profit or loss	6,044
Ending balance	54,560
Genius Group Ltd [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Additions	49,009
Disposal	(2,217)
Change in fair value through profit or loss	(9,998)
Ending balance	36,794
JZR Gold [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Additions	214,161
Change in fair value through profit or loss	115,060
Ending balance	329,221
JZR Gold [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Additions	150,639
Change in fair value through profit or loss	36,528
Ending balance	$ 187,167